Indexers (Details)	12 Months Ended
Dec. 31, 2021
Indexers Domestic [Member]
IfrsStatementLineItems [Line Items]
Treasury Bills	100% to 112% of CDI
Treasury Bills	100% of IGPM
Treasury Bills	100% of IPCA
Treasury Bills	Pre fixed: 3.41% to 16.97%
Treasury Bills	104.75% of SELIC
Real estate credit notes - LCI	86% to 105.8% of CDI
Real estate credit notes - LCI	Pre fixed: 3.03% of 13.29%
Real estate credit notes - LCI	1.5% to 1.7% of IPCA
Real estate credit notes - LCI	100% of TR
Agribusiness credit notes - LCA	70% to 104% of CDI
[custom:AgribusinessCreditNotesLcaSelic]	3.33% to 12.33% da SELIC
Guaranteed Real Estate Credit Notes - LIG	94% to 98% of CDI
[custom:GuaranteedRealEstateCreditNotesLigIpca]	95% TO 108.5 do IPCA
Indexers Abroad [Member]
IfrsStatementLineItems [Line Items]
Eurobonds	0.0% to 9%
Eurobonds	CDI+6.4%